Commitments and Contingencies - Future Payments under Non-Cancelable Capital Leases (Detail) $ in Millions	Sep. 29, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 24
2020	21
2021	19
2022	18
2023	16
Thereafter	442
Total minimum obligations	540
Less amount representing interest	(386)
Present value of net minimum obligations	154
Less current portion	(12)
Long-term portion	$ 142